Annual Total Returns- Janus Henderson Global Technology and Innovation Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Technology and Innovation Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.41%)	19.31%	35.24%	9.35%	4.55%	13.76%	44.73%	0.87%	45.13%	51.07%